FAIR VALUE MEASUREMENTS - GROSS HOLDING & HELD TO MATURITY SECURITIES (Details) - CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. - U.S. Treasuries	Dec. 31, 2019 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Amortized Cost	$ 309,688,279
Gross Holding Gain	2,018
Fair Value	$ 309,690,297